Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 44,986	$ 1,470	$ 48,009	$ 49,413
Adjustments to reconcile income before income tax to net cash provided by operating activities:
Depreciation	27,482	898	28,164	29,106
Amortization	4,386	143	3,766	3,379
Amortization of incremental costs of obtaining contracts	1,941	63	0	0
Expected credit loss	920	30	0	0
Provision for doubtful accounts	0	0	643	941
Interest expenses	18	1	22	20
Interest income	(197)	(7)	(205)	(189)
Dividend income	(396)	(13)	(328)	(391)
Compensation cost of share-based payment transactions	17	1	22	17
Share of profits of associates and joint ventures accounted for using equity method	(509)	(17)	(419)	(515)
Loss (gain) on disposal of property, plant and equipment	(142)	(5)	107	48
Property, plant and equipment transferred to expenses	0	0	3	0
Loss on disposal of intangible assets	0	0	0	0
Gain on disposal of financial instruments	(6)	0	(3)	0
Loss on disposal of investments accounted for using equity method	0	0	0	2
Impairment loss on available-for-sale financial assets	0	0	0	577
Provision for inventory and obsolescence	365	12	52	192
Impairment loss on property, plant and equipment	0	0	0	596
Reversal of impairment loss on investment properties	(19)	(1)	(11)	(148)
Impairment loss on intangible assets	51	2	9	0
Valuation loss (gain) on financial assets and liabilities at fair value through profit or loss, net	21	1	(1)	1
Loss (gain) on foreign exchange, net	(17)	(1)	83	(80)
Changes in operating assets and liabilities:
Financial assets held for trading	0	0	0	0
Financial assets mandatorily measured at fair value through profit or loss	63	2	0	0
Contract assets	2,751	90	0	0
Trade notes and accounts receivable	1,354	44	(1,191)	(4,613)
Receivables from related parties	25	1	(36)	28
Inventories	(6,778)	(221)	(1,469)	1,166
Prepayments	418	14	458	62
Other current monetary assets	(173)	(6)	(81)	(242)
Other current assets	(261)	(9)	(61)	214
Incremental cost of obtaining a contract	(802)	(26)	0	0
Contract liabilities	2,653	87	0	0
Trade notes and accounts payable	1,065	35	587	2,497
Payables to related parties	234	8	(78)	151
Other payables	(1,089)	(36)	(691)	(76)
Provisions	27	1	82	(63)
Advance receipts	0	0	(728)	504
Other operating liabilities	422	14	(76)	7
Deferred revenue	0	0	66	(70)
Net defined benefit plans	(1,535)	(50)	49	(8,539)
Cash generated from operations	77,275	2,525	76,744	73,995
Interest paid	(18)	(1)	(22)	(20)
Income tax paid	(10,891)	(356)	(5,790)	(9,023)
Net cash provided by operating activities	66,366	2,168	70,932	64,952
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through other comprehensive income	(290)	(10)	0	0
Proceeds from return of financial assets at fair value through other comprehensive income	7	0	0	0
Acquisition of available-for-sale financial assets	0	0	(400)	(53)
Proceeds from disposal of available-for-sale financial assets	0	0	9	39
Proceeds from capital reduction of available-for-sale financial assets	0	0	12	37
Acquisition of time deposits and negotiable certificate of deposit with maturities of more than three months	(9,720)	(318)	(6,231)	(4,119)
Proceeds from disposal of time deposits and negotiable certificate of deposit with maturities of more than three months	5,655	185	5,650	2,834
Proceeds from disposal of held-to-maturity financial assets	0	0	2,140	1,875
Acquisition of investments accounted for using equity method	(205)	(7)	0	(30)
Proceeds from disposal of investments accounted for using equity method	3	0	0	182
Proceeds from capital reduction of investments accounted for using equity method	19	1	0	0
Acquisition of property, plant and equipment	(28,550)	(933)	(26,875)	(23,517)
Proceeds from disposal of property, plant and equipment	264	9	159	44
Acquisition of intangible assets	(498)	(16)	(11,305)	(282)
Acquisition of investment properties	(6)	0	0	0
Increase in other noncurrent assets	(80)	(3)	(788)	63
Interest received	187	6	233	198
Cash dividends received	600	20	675	1,066
Net cash used in investing activities	(32,614)	(1,066)	(36,721)	(21,663)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	360	12	6,952	1,415
Repayment of short-term loans	(330)	(11)	(7,020)	(1,387)
Repayment of long-term loans	0	0	0	(150)
Increase (decrease) in customers’ deposits	31	1	(111)	(294)
Increase (decrease) in other noncurrent liabilities	84	3	(37)	(104)
Cash dividends paid	(37,205)	(1,215)	(38,336)	(42,551)
Partial disposal of interests in subsidiaries without losing control	1,175	38	106	83
Cash dividends distributed to noncontrolling interests	(958)	(31)	(942)	(710)
Change in other noncontrolling interests	1,806	59	2,777	1,180
Unclaimed dividend	2	0	3	0
Net cash used in financing activities	(35,035)	(1,144)	(36,608)	(42,518)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	103	3	122	58
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,180)	(39)	(2,275)	829
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	28,825	942	31,100	30,271
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 27,645	$ 903	$ 28,825	$ 31,100